Lines of credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lines Of Credit
Beginning balance of Line credit	$ 19,857,871	$ 17,956,033
Advances received on lines of credit	1,825,503	427,839
Interest incurred on lines of credit	1,834,134	1,731,665
Repayment of interest on lines of credit	(276,556)	(257,666)
Transferred to promissory notes payable to related parties	(44,412)
Ending balance of Line of credit	$ 23,196,540	$ 19,857,871